Equity-settled share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Schedule of Share Options
Movements in the number of equity-settled options outstanding and their related weighted average exercise prices under the Adecoagro/ IFH 2007/2008 Equity Incentive Plan are as follows:

	2019		2018		2017
	Average exercise price per share	Options (thousands)	Average exercise price per share	Options (thousands)	Average exercise price per share	Options (thousands)
At January 1	13.37	737	13.31	851	13.07	1,658
Forfeited	13.40	—	13.27	(11)	13.40	(4)
Expired	12.82	(609)	12.82	(103)	12.82	(803)
At December 31	13.26	128	13.37	737	13.31	851

Options outstanding at year-end under the Adecoagro/ IFH 2007/2008 Equity Incentive Plan have the following expiry date and exercise prices:

	Exercise price per share	Shares (in thousands)
Expiry date:		2019	2018	2017
From Nov 13, 2017 to Aug 25, 2018	12.82	—	—	105
January 30, 2019	13.40	—	595	595
June 1, 2019	12.82	—	3	3
November 1, 2019	13.40	—	11	11
From Jan 30, 2020 to Sep 1, 2020	13.40	97	97	106
From Jan 30, 2020 to Sep 1, 2020	12.82	31	31	31

The following table shows the exercisable shares at year end under both the Adecoagro/ IFH 2004 Incentive Option Plan and the Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan:

Exercisable shares in thousands
2019	1,762
2018	2,371
2017	2,485
Movements in the number of equity-settled options outstanding and their related weighted average exercise prices under the Adecoagro/ IFH 2004 Stock Incentive Option Plan are as follows:

	2019		2018		2017
	Average exercise price per share	Options (thousands)	Average exercise price per Share	Options (thousands)	Average exercise price per Share	Options (thousands)
At January 1	6.66	1,634	6.66	1,634	6.66	1,641
Exercised	—	—	—	—	5.83	(7)
At December 31	6.66	1,634	6.66	1,634	6.66	1,634

Options outstanding at year end under this Plan have the following expiry date and exercise prices:

	Exercise price per share	Shares (in thousands)
Expiry date (i):		2019	2018	2017
May 1, 2024	5.83	496	496	496
May 1, 2025	5.83	452	452	452
January 1, 2026	5.83	142	142	142
February 16, 2026	7.11	103	103	103
October 1, 2026	8.62	441	441	441

(i) On May 2014, the Board of directors decided to extend the expired date of the Plan.

Schedule of Indirect Measurement of Fair Value of Goods or Services Received
Key grant-date fair value and other assumptions under the Restricted Share Plan are detailed below:

Grant Date	Apr 1, 2017	May 15, 2017	Apr 1, 2018	May 15, 2018	Apr 1, 2019	May 15, 2019
Fair value	11.88	12.14	8.43	9.10	7.00	7.20
Possibility of ceasing employment before vesting	—%	—%	—%	—%	—%	—%

Schedule of Other Equity Instruments
Movements in the number of restricted shares outstanding under the Restricted Share Plan are as follows:

	Restricted shares (thousand)	Restricted stock units (thousands)	Restricted stock units (thousands)	Restricted stock units (thousands)
	2019	2019	2018	2017
At January 1	—	976	969	1,000
Granted (1)	753	20	530	488
Forfeited	(3)	(12)	(25)	(29)
Vested	—	(476)	(498)	(490)
At December 31	750	508	976	969

(1) Approved by the Board of Directors of March 12, 2019 and the Shareholders Meeting of April 17, 2019.